PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	$ 80,158	$ 68,328
Less: Accumulated depreciation and amortization	(28,136)	(21,208)
Property and equipment, net	52,022	47,120
Depreciation and amortization expenses	7,730	6,559	5,341
Buildings
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	32,148	31,238
Equipment and furniture
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	21,643	13,886
Aerial photogrammetry equipment
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	7,636	7,423
Office improvements
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	10,187	9,073
Vehicles
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	3,673	3,594
Software
PROPERTIES AND EQUIPMENT, NET
Property and equipment, gross	$ 4,871	$ 3,114